Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	95 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Impact Shares NAACP Minority Empowerment ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	39.96%	15.92%		17.34%
Impact Shares Women's Empowerment ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	8.58%	13.51%
Russell 1000 Total Return Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%	12.66%	14.51%	14.64%
Morningstar US Large-Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.24%	12.83%	14.75%	14.78%
Morningstar Minority Empowerment Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.89%	14.67%		14.77%
Morningstar Women's Empowerment Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%	9.14%	12.30%